Supplementary Information, Standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Brazil [Member]
Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves [Line Items]
Future cash inflows	$ 755,189	$ 528,703	$ 298,408
Future production costs	(331,109)	(252,843)	(163,427)
Future development costs	(52,589)	(45,444)	(41,063)
Future income tax expenses	(128,856)	(80,342)	(33,679)
Undiscounted future net cash flows	242,635	150,074	60,239
10 percent midyear annual discount for timing of estimated cash flows	(118,361)	(7,374)	(22,772)
Standardized measure of discounted future net cash flows	124,274	76,334	37,467
South America [Member]
Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves [Line Items]
Future cash inflows	22,246	19,815	21,793
Future production costs	(7,359)	(5,833)	(5,236)
Future development costs	(2,054)	(2,262)	(2,276)
Future income tax expenses	(6,898)	(6,354)	(9,021)
Undiscounted future net cash flows	5,935	5,366	5,260
10 percent midyear annual discount for timing of estimated cash flows	(2,222)	(2,165)	(2,087)
Standardized measure of discounted future net cash flows	3,713	3,201	3,174
North America [Member]
Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves [Line Items]
Future cash inflows	1,029	640	1,468
Future production costs	(251)	(170)	(588)
Future development costs	(346)	(217)	(327)
Future income tax expenses	0	0	0
Undiscounted future net cash flows	432	253	553
10 percent midyear annual discount for timing of estimated cash flows	(202)	(96)	(266)
Standardized measure of discounted future net cash flows	230	157	286
Africa [Member]
Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves [Line Items]
Future cash inflows	11,403	7,319	3,088
Future production costs	(2,954)	(2,010)	(1,212)
Future development costs	(2,495)	(2,248)	(593)
Future income tax expenses	(1,475)	(290)	(2)
Undiscounted future net cash flows	4,479	2,771	1,281
10 percent midyear annual discount for timing of estimated cash flows	(1,417)	(742)	(187)
Standardized measure of discounted future net cash flows	3,062	2,029	1,095
Others [Member]
Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves [Line Items]
Future cash inflows	0	0	0
Future production costs	0	0	0
Future development costs	0	0	0
Future income tax expenses	0	0	0
Undiscounted future net cash flows	0	0	0
10 percent midyear annual discount for timing of estimated cash flows	0	0	0
Standardized measure of discounted future net cash flows	0	0	0
International [Member]
Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves [Line Items]
Future cash inflows	34,678	27,774	26,349
Future production costs	(10,564)	(8,013)	(7,036)
Future development costs	(4,895)	(4,727)	(3,196)
Future income tax expenses	(8,373)	(6,644)	(9,023)
Undiscounted future net cash flows	10,846	8,390	7,094
10 percent midyear annual discount for timing of estimated cash flows	(3,841)	(3,003)	(2,540)
Standardized measure of discounted future net cash flows	7,005	5,387	4,555
Total [Member]
Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves [Line Items]
Future cash inflows	789,867	556,477	324,757
Future production costs	(341,673)	(260,856)	(170,463)
Future development costs	(57,484)	(50,171)	(44,259)
Future income tax expenses	(137,229)	(86,986)	(42,702)
Undiscounted future net cash flows	253,481	158,464	67,333
10 percent midyear annual discount for timing of estimated cash flows	(122,202)	(76,743)	(25,312)
Standardized measure of discounted future net cash flows	131,279	81,721	42,022
Total [Member]
Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves [Line Items]
Future cash inflows	1,992	2,737	0
Future production costs	(1,072)	(1,337)	0
Future development costs	(71)	(121)	0
Future income tax expenses	(333)	(501)	0
Undiscounted future net cash flows	516	778	0
10 percent midyear annual discount for timing of estimated cash flows	(192)	(310)	0
Standardized measure of discounted future net cash flows	$ 324	$ 467	$ 240